NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of net trading income [abstract]
Schedule of net trading income

	December 31,		December 31,		December 31,
	2022		2021 (4)		2020 (4)
Trading investment income (1)
Fixed income securities	Ps.	(60,797)	Ps.	(135,465)	Ps.	343,758
Equities		90,568		260,564		277,806
Total trading investment income	Ps.	29,771	Ps.	125,099	Ps.	621,564
Derivatives income
Net income on financial derivatives (2)	Ps.	1,503,453	Ps.	710,213	Ps.	530,506
Other trading income (3)		26,402		86,969		136,072
Total derivatives income	Ps.	1,529,855	Ps.	797,182	Ps.	666,578
Total net trading income	Ps.	1,559,626	Ps.	922,281	Ps.	1,288,142
(1)	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.
(4)	Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.